Financial Instruments (Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar	Dollar
Currency/ linkage payable	NIS	NIS
Amount receivable	$ 3,135	$ 12,064
Amount payable	$ 9,746	$ 39,535
Expiration dates	2022	2021
Fair value	$ 3	$ (766)
Call options on foreign currency [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar	Dollar
Currency/ linkage payable	NIS	NIS
Amount receivable	$ 17,828	$ 50,284
Amount payable	$ 67,231	$ 189,620
Expiration dates	2022	2021–2022
Fair value	$ 4	$ 278
Put options on foreign currency [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable		Dollar
Currency/ linkage payable		NIS
Amount receivable		$ 35,347
Amount payable		$ 9,374
Expiration dates		2021
Fair value		$ (33)
Forward contracts on exchange rates one [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	EURO
Currency/ linkage payable	NIS
Amount receivable	$ 4,929
Amount payable	$ 18,571
Expiration dates	2022
Fair value	$ (1,199)
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency/ linkage receivable	Dollar	Dollar
Currency/ linkage payable	NIS	NIS
Amount receivable	$ 33,333	$ 175,704
Amount payable	$ 109,259	$ 598,295
Expiration dates	2022-2023	2021–2022
Fair value	$ (5,014)	$ (34,273)